Premises and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
PREMISES AND EQUIPMENT
PREMISES AND EQUIPMENT

9. PREMISES AND EQUIPMENT

Premises and equipment as of the dates indicated are summarized as follows:

	March 31,	December 31,
	2015	2014
	(Dollars in thousands)

Land	$7,652	$7,652
Buildings and improvements	21,827	21,831
Furniture, fixtures and equipment	8,124	8,075
	37,603	37,558
Less accumulated depreciation	(12,786)	(12,358)
Total	$24,817	$25,200

Depreciation of premises and equipment totaled $426 thousand and $336 thousand for the three months ended March 31, 2015 and 2014, respectively.

8. PREMISES AND EQUIPMENT

Premises and equipment as of dated indicated are summarized as follows:

	December 31,
	2014	2013
	(Dollars in thousands)

Land	$7,652	$6,588
Buildings and improvements	21,831	16,238
Furniture, fixtures and equipment	8,075	5,923
	37,558	28,749
Less accumulated depreciation	(12,358)	(7,384)
Total	$25,200	$21,365

Depreciation of premises and equipment totaled $1.5 million, $1.4 million and $1.2 million for the year ended December 31, 2014,    2013 and 2012, respectively.